Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.01%
California–101.65%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$ 500	$ 512,490
Adelanto (City of), CA Community Facilities District; Series 2015 A, RB	5.00%	09/01/2045	1,000	1,036,748
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	10	10,111
Adelanto (City of), CA Public Utility Authority;
Series 2014 A, RB	5.00%	07/01/2024	700	701,321
Series 2014 A, RB	5.00%	07/01/2039	5,710	5,764,966
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,197,218
Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion); Series 2014 A, Ref. RB(b)(c)	5.00%	05/01/2024	1,350	1,430,610
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,362,175
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,410,449
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	890	894,561
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(e)	5.00%	04/01/2056	3,465	3,922,313
Series 2017, Ref. RB	4.00%	04/01/2037	1,720	1,781,244
Series 2017, Ref. RB	4.00%	04/01/2049	630	636,367
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	134,641
Series 2019, RB	5.00%	09/01/2031	140	150,621
Series 2019, RB	5.00%	09/01/2049	775	822,255
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	5	5,013
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(b)(c)	5.00%	09/01/2023	635	660,812
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,560	1,639,673
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	745	775,284
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(f)	0.00%	08/01/2026	1,465	1,321,672
Series 2009, GO Bonds(f)	0.00%	08/01/2032	3,045	2,224,263
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	502,241
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,960	1,969,462
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,045,782
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(g)	5.50%	09/01/2036	2,500	825,000
Series 2006, RB(g)	5.55%	09/01/2036	2,325	767,250
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	559,181
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,215,282
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(f)	0.00%	06/01/2055	332,360	28,814,615
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	2,006,798
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	673,995
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	895	946,324
Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	22,000	3,965,907
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 1992, GO Bonds	5.50%	10/01/2022	$ 5	$ 5,072
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,016
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,067,382
Series 2016, GO Bonds(e)	5.00%	09/01/2045	3,400	3,679,737
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	1,370	1,506,056
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	13,000	14,475,239
Series 2017, Ref. GO Bonds	5.00%	08/01/2036	10,000	10,977,633
Series 2020, Ref. GO Bonds	3.00%	11/01/2040	3,500	3,304,367
Series 2022, GO Bonds	4.00%	04/01/2049	3,500	3,644,885
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(c)	4.00%	08/01/2031	15,000	15,539,254
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	673,730
Series 2018, RB	5.25%	05/01/2053	2,500	2,526,446
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,555	4,410,870
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	4,500	4,439,929
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(h)	4.00%	02/01/2056	3,000	2,583,262
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	5,360	5,312,428
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	245	245,281
Series 2007 D, RB(f)(h)	0.00%	06/01/2057	45,600	3,513,553
Series 2007 E, RB(f)(h)	0.00%	06/01/2057	51,500	3,352,851
Series 2007 F, RB(f)(h)	0.00%	06/01/2057	55,250	3,462,794
Series 2014, Ref. RB	4.00%	06/01/2029	1,720	1,726,716
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	5,980	6,070,773
Series 2002, RB	6.00%	06/01/2042	18,700	18,984,010
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	6,210	6,213,542
Series 2002, RB	6.13%	06/01/2038	9,700	9,588,103
Series 2006 A, RB(f)	0.00%	06/01/2046	62,110	13,389,158
Series 2006 C, RB(f)	0.00%	06/01/2055	71,700	7,405,499
Series 2006 D, RB(f)	0.00%	06/01/2055	309,500	25,182,684
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,750	1,832,617
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,310,019
Series 2020, Ref. RB(f)	0.00%	06/01/2055	7,050	1,644,639
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,315	1,315,761
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,858,586
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,079,269
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB(b)(c)	5.00%	04/01/2026	5,000	5,548,829
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(e)	5.25%	04/01/2040	4,520	5,821,213
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.00%	10/01/2043	2,730	2,976,618
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,399,700
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,342,299
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,071,064
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,803,442
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	7,060	6,902,403
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	$ 1,580	$ 1,585,428
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	561,511
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	769,247
Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,084,135
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(b)(c)	5.00%	07/01/2023	1,000	1,035,878
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	10,633,509
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,190,053
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	6,423	6,504,755
Series 2019 A-2, RB	4.00%	03/20/2033	8,617	8,623,483
Series 2021 A, RB	3.25%	08/20/2036	9,925	9,262,831
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	3,967	3,804,943
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB	5.00%	11/01/2041	6,265	6,524,235
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,044,524
California (State of) Municipal Finance Authority;
Series 2020-XF2863, Ctfs.(e)	5.00%	06/01/2048	21,000	23,004,935
Series 2021 B, RB	4.00%	09/01/2041	915	890,817
Series 2021 B, RB	4.00%	09/01/2046	830	787,800
Series 2021 B, RB	3.38%	09/01/2051	580	432,606
Series 2021 B, RB	4.00%	09/01/2051	775	728,622
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,592,923
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	284,931
Series 2018 A, RB(h)	5.00%	06/01/2048	705	708,624
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	731,705
Series 2020 B, RB	4.00%	09/01/2050	1,095	1,032,739
Series 2021 A, RB	4.00%	09/01/2041	655	637,689
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,410,236
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	1,044,175
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,745,297
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,455,830
Series 2014 B, RB	5.88%	08/15/2049	705	717,361
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,058,009
California (State of) Municipal Finance Authority (Caritas);
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	265,893
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	368,905
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	6,110,267
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,106,915
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,805,663
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	4,018,090
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,281,743
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,139,273
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,067,632
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	661,719
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,453,464
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	$ 1,000	$ 1,027,282
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(h)	6.63%	01/01/2032	1,030	1,030,212
Series 2012, RB(h)	6.88%	01/01/2042	2,080	2,079,921
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(a)	4.00%	05/15/2046	2,000	1,960,431
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,755,081
California (State of) Municipal Finance Authority (Humangood);
Series 2021, RB	4.00%	10/01/2046	2,000	1,909,709
Series 2021, RB	4.00%	10/01/2049	2,000	1,892,218
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	8,000	8,432,126
Series 2018 A, RB(i)	5.00%	12/31/2038	2,005	2,109,642
Series 2018 A, RB(i)	5.00%	12/31/2043	15,200	15,886,449
Series 2018 A, RB(i)	5.00%	12/31/2047	3,000	3,120,252
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,750	2,848,513
California (State of) Municipal Finance Authority (OCEAA); Series 2008 A, RB	7.00%	10/01/2039	1,500	1,501,970
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II); Series 2018 A, RB	5.00%	06/01/2048	5,360	5,871,736
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	606,555
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	2,050	2,092,244
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	990	1,048,361
Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,523,988
Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	1,700	1,741,356
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	635,428
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	5,885	6,532,253
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	6,178,051
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	16,780	16,441,761
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	643,750
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2019 A, RB(c)(i)	2.40%	10/01/2029	8,000	7,342,241
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	1,500	1,511,575
California (State of) Pollution Control Finance Authority; Series 2012, RB(h)(i)	5.00%	07/01/2037	3,000	3,011,464
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(h)(i)(j)(k)	7.00%	12/01/2027	3,500	350,000
Series 2017, RB(h)(i)(j)	8.00%	12/01/2027	2,000	120,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(h)(i)(j)	7.50%	07/01/2032	1,425	855,000
Series 2017, RB(h)(i)(j)	8.00%	07/01/2039	1,900	1,140,000
Series 2020, RB (Acquired 10/06/2020; Cost $400,892)(h)(i)(k)	7.50%	07/01/2032	420	357,000
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	3,500	3,675,836
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(i)	3.00%	11/01/2025	1,500	1,489,866
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	5,000	4,629,767
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	905,395
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(h)	2.13%	11/15/2027	2,000	1,903,816
Series 2021, RB(h)	2.38%	11/15/2028	2,000	1,888,781
Series 2021, RB(h)	5.00%	11/15/2046	1,000	1,003,713
Series 2021, RB(h)	5.00%	11/15/2051	500	499,221
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,054,117
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,031,819
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(h)	5.00%	06/15/2049	$ 1,400	$ 1,403,611
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	400	381,688
Series 2019 A, RB(h)	5.00%	07/01/2044	630	568,386
Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,387,731
California (State of) Public Works Board (Green Bonds); Series 2021, RB	4.00%	11/01/2046	12,050	12,469,909
California (State of) Public Works Board (Various Capital);
Series 2016 D, Ref. RB	4.00%	04/01/2033	11,905	12,436,157
Series 2021 B, RB	4.00%	05/01/2046	3,000	3,099,815
Series 2021 D, RB	5.00%	11/01/2046	9,500	10,954,697
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,161,041
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	863,876
Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,301,885
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	1,032,337
Series 2016, Ref. RB(b)(c)(h)	5.00%	08/01/2025	65	70,802
Series 2016, Ref. RB(h)	5.00%	08/01/2046	685	706,602
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(h)	6.25%	07/01/2037	1,250	1,301,657
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2043	2,000	2,054,001
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	1,500	1,541,174
Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,052,263
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	514,725
Series 2017 A, RB(h)	5.00%	07/01/2037	590	622,148
Series 2017 A, RB(h)	5.00%	07/01/2047	1,240	1,292,719
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	1,794,234
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,551,790
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021 A, RB	4.00%	11/01/2055	3,000	2,566,939
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,140	1,211,304
Series 2017, RB	5.00%	09/02/2046	1,265	1,326,689
Series 2020 B, RB	4.00%	09/02/2050	445	418,318
Series 2020, RB	4.00%	09/01/2040	400	390,325
Series 2020, RB	4.00%	09/01/2050	2,340	2,199,700
Series 2020, RB	4.00%	09/01/2050	2,465	2,324,842
Series 2020, RB	4.00%	09/01/2050	1,500	1,412,385
Series 2020, RB	4.00%	09/01/2050	1,415	1,330,160
Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,298,590
Series 2021 A, RB	4.00%	09/02/2051	2,000	1,829,795
Subseries 1993 B, Ref. RB	7.00%	07/01/2022	5	5,009
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	821,243
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,427,972
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB	6.38%	07/01/2047	2,000	2,004,594
Series 2012, RB	6.10%	07/01/2032	820	821,951
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	5.13%	11/01/2023	295	301,916
Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	927,674
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,865	1,946,696
California (State of) Statewide Communities Development Authority (Community Facilities District No. 97-1); Series 1997, RB(f)	0.00%	09/01/2022	10	9,922
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,070	3,187,475
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	$ 3,390	$ 3,535,240
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/01/2024	600	644,520
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(i)	5.20%	06/01/2036	2,400	2,403,252
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB(b)(c)	5.00%	07/01/2024	750	798,036
California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	690	669,103
Series 2021, RB	4.00%	09/01/2051	1,170	1,094,479
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,148,700
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	1,000	1,026,934
Series 2019, RB(h)	5.00%	06/01/2034	375	395,583
Series 2019, RB(h)	5.00%	06/01/2039	100	104,745
Series 2019, RB(h)	5.00%	06/01/2051	295	304,485
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,543,380
Series 2016 A, RB(h)	5.25%	12/01/2056	830	845,347
Series 2018 A, RB(h)	5.50%	12/01/2058	5,000	5,170,848
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,059,750
Series 2018; RB	5.00%	01/01/2048	495	521,909
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,582,565
Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,122,827
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	650	693,543
California (State of) Statewide Communities Development Authority (San Francisco Campus for Jewish Living);
Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2041	1,745	1,791,675
Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2051	3,425	3,480,365
California (State of) Statewide Communities Development Authority (Sand Creek);
Series 2021, RB	4.00%	09/01/2041	550	533,343
Series 2021, RB	4.00%	09/01/2051	1,125	1,054,144
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2019 B, RB	5.00%	09/02/2049	1,500	1,585,933
Series 2019 C, RB	5.00%	09/02/2049	700	743,262
Series 2021 C1, RB	4.00%	09/02/2041	2,245	2,168,385
Series 2021 C1, RB	4.00%	09/02/2051	2,570	2,368,334
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB(b)(c)	5.63%	10/01/2022	1,000	1,014,248
California (State of) Statewide Communities Development Authority (Total Road Improvement Program); Series 2012 A, COP(b)(c)	6.00%	06/01/2022	2,845	2,845,000
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,256,406
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,760	2,810,921
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	8,280	8,429,175
Series 2002 B, RB	6.00%	05/01/2037	1,005	1,023,106
Series 2002 B, RB	6.00%	05/01/2043	705	717,703
Series 2002, RB	6.00%	05/01/2043	45	45,811
Series 2006 A, RB(f)	0.00%	06/01/2046	8,000	1,827,239
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California State University; Series 2012 A, RB(b)(c)(e)	5.00%	11/01/2037	$ 6,750	$ 6,854,524
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	605	581,490
Series 2020, RB	4.00%	09/01/2050	575	543,200
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	15	15,097
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	608,318
Central Basin Municipal Water District; Series 2018 A, Ref. RB(b)(c)	5.00%	08/01/2028	3,035	3,481,411
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	1,918,110
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,187,548
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	932,721
Chino Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	165,888
Series 2020, RB	4.00%	09/01/2051	705	659,494
Chino Valley Unified School District;
Series 2020 B, GO Bonds	4.00%	08/01/2045	3,000	3,083,093
Series 2020 B, GO Bonds(e)	5.00%	08/01/2055	10,995	12,400,866
Series 2022 C, GO Bonds	5.00%	08/01/2046	5,985	6,952,246
Chula Vista (City of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2041	250	243,393
Series 2021, RB	4.00%	09/01/2051	1,775	1,654,893
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,153,168
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	543,947
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	35	35,073
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2029	735	595,302
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	515	554,886
Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,166,383
Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,138,022
Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,613,936
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	1,000	1,001,385
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2035	1,300	795,824
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2041	6,250	2,847,549
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2042	4,335	1,873,835
Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	06/01/2049	14,140	14,287,982
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	285	280,250
Series 2020, RB	4.00%	09/01/2045	460	442,125
Series 2020, RB	4.00%	09/01/2050	1,035	977,760
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	350	330,643
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(h)	5.00%	07/01/2051	3,250	3,263,996
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(h)	4.00%	09/01/2056	2,500	2,246,429
Series 2021, RB(h)	4.00%	08/01/2056	1,000	890,798
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,042
Series 2007 C, Ref. RB	6.50%	12/15/2047	880	880,375
Dehesa School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	08/01/2023	1,220	1,274,433
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2020, RB	4.00%	09/01/2036	200	200,224
Series 2020, RB	4.00%	09/01/2040	400	393,333
Series 2020, RB	4.00%	09/01/2050	1,000	944,695
Dublin (City of), CA;
Series 2021, RB	4.00%	09/01/2045	850	809,731
Series 2021, RB	4.00%	09/01/2051	865	807,816
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	$ 75	$ 76,083
Series 2021, RB	4.00%	09/01/2050	385	362,512
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	15,542,307
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2033	4,430	3,075,407
Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	2,680	2,382,056
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	470,984
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	407,465
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	528,522
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,714,028
Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	4,000	4,054,015
Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	510	467,879
Series 2020, RB	4.00%	09/01/2050	705	634,550
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	876,720
Fairfield Community Facilities District; Series 2021 A, RB	4.00%	09/01/2051	5,290	4,932,046
Folsom Ranch Financing Authority; Series 2022, RB	5.00%	09/01/2042	3,290	3,457,149
Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2046	1,000	1,055,045
Fontana (City of), CA (El Paseo Community Facilities District 87);
Series 2021, RB	4.00%	09/01/2027	120	124,244
Series 2021, RB	4.00%	09/01/2028	125	129,310
Series 2021, RB	4.00%	09/01/2029	110	113,632
Series 2021, RB	4.00%	09/01/2032	100	100,945
Series 2021, RB	4.00%	09/01/2041	200	194,457
Series 2021, RB	4.00%	09/01/2046	325	308,008
Series 2021, RB	4.00%	09/01/2051	400	374,807
Fontana (City of), CA (Summit at Rosena Phase One); Series 2021, RB	4.00%	09/01/2051	525	491,934
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	530	505,639
Series 2020, RB	4.00%	09/01/2050	635	596,927
Foothill-Eastern Transportation Corridor Agency;
Series 2015, Ref. RB (INS - AGM)(a)(f)	0.00%	01/15/2035	2,745	1,738,165
Series 2021 A, RB	4.00%	01/15/2046	7,840	7,850,633
Series 2021 A, Ref. RB	4.00%	01/15/2046	8,125	8,136,020
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	851,262
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2029	615	512,752
Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2029	4,735	3,824,229
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2031	2,235	1,743,254
Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	1,415	1,056,857
Glendora (City of), CA Public Finance Authority; Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	1,380	1,383,106
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(c)	5.00%	06/01/2023	2,000	2,068,870
Series 2015 A, Ref. RB(b)(c)	5.00%	06/01/2025	1,165	1,267,583
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,435	1,561,358
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,760	1,914,975
Series 2017 A-1, Ref. RB(b)(c)	5.00%	06/01/2027	1,000	1,137,809
Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	21,000	2,778,949
Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	238,734
Series 2021 A, RB	4.00%	09/01/2051	500	470,079
Hollister (City of), CA Redevelopment Agency Successor Agency;
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,698,245
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,383,874
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,381,063
Hollister School District (Election of 2016); Series 2019 B, GO Bonds	4.00%	09/01/2046	3,675	3,720,574
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	$ 1,430	$ 1,438,165
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	909,827
Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,060,419
Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS - AMBAC)(a)	5.25%	05/01/2023	40	40,973
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	550	558,371
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	698,061
Series 2021 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2051	9,100	9,153,944
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(f)	0.00%	06/01/2036	8,000	3,213,738
Series 2007 C-2, RB(f)	0.00%	06/01/2047	14,000	2,664,082
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	458,922
Series 2014, RB	5.00%	09/01/2049	445	458,715
Irvine Ranch Water District; Series 2016, RB(d)(e)	5.25%	02/01/2046	4,305	4,786,336
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,500	3,725,747
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	526,225
Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,056,798
Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,600	3,666,345
Jurupa Community Services District; Series 2021 A, RB	4.00%	09/01/2045	710	676,363
Lake Elsinore (City of), CA;
Series 2019, RB	5.00%	09/01/2050	1,000	1,068,838
Series 2021, RB	4.00%	09/01/2041	350	340,299
Series 2021, RB	4.00%	09/01/2046	450	426,473
Series 2021, RB	4.00%	09/01/2046	290	264,459
Series 2021, RB	4.00%	09/01/2051	700	657,010
Series 2021, RB	4.00%	09/01/2051	310	277,512
Lake Elsinore (City of), CA Public Financing Authority (Canyon Hills IA C);
Series 2012 C, RB(b)(c)	5.00%	09/01/2022	630	635,826
Series 2012 C, RB(b)(c)	5.00%	09/01/2022	335	338,098
Lake Elsinore (City of), CA Public Financing Authority (Villages at Wasson Canyon); Series 2012 A, RB(b)(c)	5.25%	09/01/2022	1,175	1,186,588
Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2045	380	363,611
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	4,015	3,664,839
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	745,422
Series 2020, RB	4.00%	09/01/2045	835	800,173
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	248,503
Series 2020, RB	4.00%	09/01/2045	310	297,954
Series 2020, RB	4.00%	09/01/2045	500	480,570
Series 2020, RB	4.00%	09/01/2049	730	691,837
Series 2020, RB	4.00%	09/01/2050	1,000	944,695
Series 2022, RB	4.00%	09/01/2052	4,000	3,748,398
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	420	422,343
Series 2012, Ref. RB	5.10%	09/01/2026	375	377,109
Series 2012, Ref. RB	5.15%	09/01/2027	885	889,916
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,005,421
Series 2012, Ref. RB	5.25%	09/01/2029	500	502,687
Series 2012, Ref. RB	5.30%	09/01/2030	500	502,356
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,004,687
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	3,285	3,294,568
Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,010,887
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2030	$ 155	$ 157,237
Series 2021, Ref. RB	4.00%	09/01/2034	210	210,922
Series 2021, Ref. RB	4.00%	09/01/2038	270	269,575
Series 2021, Ref. RB	4.00%	09/01/2043	320	310,564
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	2,500	2,505,689
Series 2015, RB	5.00%	05/15/2045	2,370	2,442,351
Series 2017 A, RB(i)	5.00%	05/15/2037	1,300	1,422,712
Series 2017 A, RB(i)	5.00%	05/15/2040	14,670	15,856,027
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(i)	5.00%	05/15/2043	8,210	8,819,102
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	56,450
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,198,876
Long Beach (City of), CA Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,006,387
Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,106,974
Long Beach Unified School District; Series 2017 A, GO Bonds	5.00%	08/01/2036	8,175	8,984,408
Los Alamitos Unified School District; Series 2013, GO Bonds(l)	6.01%	08/01/2040	1,660	1,604,778
Los Alamitos Unified School District (Capital); Series 2012, COP(l)	5.95%	08/01/2034	1,200	1,249,842
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	624,501
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(i)	5.00%	05/15/2033	4,365	4,599,811
Series 2015 A, RB(i)	5.00%	05/15/2034	5,795	6,106,651
Series 2018 B, RB(e)(i)	5.00%	05/15/2033	15,145	16,517,784
Series 2018 B, RB(e)(i)	5.00%	05/15/2034	12,000	13,067,072
Series 2018 B, Ref. RB(i)	5.00%	05/15/2032	3,500	3,829,573
Series 2018 C, RB(i)	5.00%	05/15/2038	2,500	2,689,415
Series 2020 C, RB(i)	4.00%	05/15/2050	13,600	13,616,946
Series 2022 A, RB(i)	4.00%	05/15/2049	6,400	6,421,696
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013, RB(i)	5.00%	05/15/2043	3,000	3,061,839
Series 2019, RB(i)	5.00%	05/15/2049	24,745	26,549,319
Series 2021 D, Ref. RB(i)	5.00%	05/15/2046	25,000	27,612,517
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, Ref. RB	5.00%	07/01/2041	8,250	9,020,837
Series 2017 C, RB	5.00%	07/01/2042	15,525	17,086,442
Series 2018 C, RB(e)	5.00%	07/01/2047	16,500	18,048,690
Series 2022 B, RB	5.00%	07/01/2047	2,500	2,928,751
Series 2022 B, RB	5.00%	07/01/2052	6,500	7,564,014
Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB(i)	5.00%	08/01/2036	1,000	1,042,167
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2019 A, RB	5.00%	07/01/2044	7,000	7,823,447
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(a)(f)	0.00%	08/01/2024	1,265	1,190,457
Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,532,172
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	85	91,514
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,965,316
Series 2020, RB	4.00%	09/01/2051	3,560	3,341,363
Madera Unified School District; Series 2019, GO Bonds	4.00%	08/01/2044	8,945	9,142,828
Manhattan Beach Unified School District (Measure C); Series 2020 B, GO Bonds	4.00%	09/01/2045	10	10,279
Manteca Unified School District; Series 2020 C, GO Bonds	4.00%	08/01/2045	2,750	2,809,486
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	267,599
Series 2020 A, RB	4.00%	09/01/2040	700	694,540
Series 2020 B, RB	4.00%	09/01/2040	700	694,540
McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	11/01/2024	1,750	1,898,580
Menifee (City of), CA; Series 2022 A, RB	4.00%	09/01/2051	1,430	1,339,934
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Menifee (City of), CA (Meadow Run); Series 2022, RB	4.00%	09/01/2051	$ 570	$ 534,100
Menifee Union School District;
Series 2019, RB	5.00%	09/01/2044	1,500	1,610,903
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2040	1,500	1,372,084
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	1,925,310
Series 2021, RB	4.00%	09/01/2044	560	537,852
Series 2021, RB	4.00%	09/01/2045	975	928,809
Series 2021, RB	4.00%	09/01/2051	675	632,486
Series 2021, RB	4.00%	09/01/2051	1,825	1,701,509
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	676,599
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2043	1,000	1,065,021
Series 2018, RB	5.00%	09/01/2048	1,500	1,592,056
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2035	940	586,594
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,087,121
Merced City School District (Election of 2014); Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,329,639
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	840	618,407
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,125,333
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	462,232
Series 2019, RB	5.00%	09/01/2048	485	514,149
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2045	6,075	6,164,830
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	12,000	12,110,898
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	6,500	6,548,138
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2040	1,940	1,980,604
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2043	6,800	6,942,098
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,195,659
M-S-R Public Power Agency; Series 1991 E, RB(b)	6.00%	07/01/2022	20	20,079
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,035	2,058,248
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	694,962
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,571,988
Norman Y Mineta San Jose International Airport SJC; Series 2017 A, Ref. RB(i)	5.00%	03/01/2047	5,000	5,259,384
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	10,000	10,212,485
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	1,615	1,578,450
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,655	1,654,998
Northern Humboldt Union High School District (Election of 2010); Series 2015 C, GO Bonds(b)(c)	5.00%	08/01/2025	4,115	4,495,519
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2038	8,680	4,839,614
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2042	5,755	3,162,348
Oakland Unified School District; Series 2021 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2046	9,000	9,151,252
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds(b)(c)	5.00%	08/01/2025	1,070	1,168,944
Oceanside Unified School District (Election of 2008); Series 2019 E, GO Bonds	4.00%	08/01/2048	2,500	2,527,146
Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2051	500	460,003
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,060,657
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	741,740
Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	1,000	935,422
Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	280	272,127
Series 2020, RB	4.00%	09/01/2051	1,110	1,045,323
Orange (County of), CA (Community Facilities District No. 2016-1); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,432,696
Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	845	809,797
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	$ 125	$ 130,879
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,890,850
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,091,452
Orange (County of), CA Local Transportation Authority; Series 2019, RB	5.00%	02/15/2041	14,055	15,803,106
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,317,327
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,580,190
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	895,270
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	309,649
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	325,833
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	253,432
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	276,923
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	300,601
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,169
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	470,984
Palomar Community College District; Series 2010, GO Bonds(l)	6.38%	08/01/2045	3,330	3,037,915
Palomar Health; Series 2017, Ref. RB	5.00%	11/01/2042	4,835	5,111,851
Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	1,018,077
Series 2021, RB	4.00%	09/01/2051	1,225	1,149,767
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	254,195
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	313,688
Perris Union High School District;
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2048	12,930	13,128,142
Series 2019, Ref. COP (INS - BAM)(a)	5.00%	10/01/2048	3,000	3,342,816
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	4,375	3,992,415
Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds(b)(c)	5.25%	08/01/2024	1,000	1,070,520
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	4,255	4,317,185
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,950	2,107,737
Rancho Cordova (City of), CA;
Series 2021, RB	4.00%	09/01/2041	390	377,190
Series 2021, RB	4.00%	09/01/2046	225	213,237
Series 2021, RB	4.00%	09/01/2046	585	552,738
Series 2021, RB	4.00%	09/01/2050	200	188,009
Series 2021, RB	4.00%	09/01/2050	500	465,416
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,005,164
Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	361,227
Series 2021, RB	4.00%	09/01/2051	325	305,551
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	555,187
Series 2018, GO Bonds	5.00%	08/01/2033	500	554,221
Series 2018, GO Bonds	5.00%	08/01/2035	750	829,808
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2023	1,400	1,403,468
Regents of the University of California;
Series 2016 AI, RB(e)	5.00%	05/15/2038	15,000	15,430,716
Series 2016 L, Ref. RB(d)(e)	5.00%	05/15/2041	3,420	3,675,600
Regents of the University of California Medical Center;
Series 2022 P, RB(d)(e)	5.00%	05/15/2047	10,000	11,355,565
Series 2022 P, RB(d)	4.00%	05/15/2053	15,000	15,350,526
Series 2022 P, RB(e)	4.00%	05/15/2053	15,000	15,350,526
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2042	$ 8,125	$ 4,013,475
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2043	4,500	2,123,157
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(l)	6.63%	08/01/2042	10,530	12,620,304
Riverbank (City of), CA Redevelopment Agency; Series 2007 B, RB	5.00%	08/01/2032	205	204,634
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,054,259
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,036,990
Series 2017, RB	5.00%	09/01/2045	535	565,648
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,112,490
Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	509,346
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011, RB(b)(c)	7.75%	10/01/2024	1,000	1,129,632
Series 2011, RB(b)(c)	8.00%	10/01/2024	1,000	1,134,066
Riverside (County of), CA Transportation Commission; Series 2021 B1, Ref. RB	4.00%	06/01/2046	16,545	16,542,556
Riverside Unified School District;
Series 2021, RB	4.00%	09/01/2041	275	267,378
Series 2021, RB	4.00%	09/01/2050	600	564,026
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	276,261
Series 2020, RB	4.00%	09/01/2050	610	574,370
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,626,156
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,945,404
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,555,143
Romoland School District (Community Facilities District No. 2004-1); Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,040,842
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1;
Series 2021, RB	4.00%	09/01/2041	430	418,082
Series 2021, RB	4.00%	09/01/2050	570	529,707
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	864,258
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	373,215
Series 2020, RB	4.00%	09/01/2045	350	333,419
Series 2020, RB	4.00%	09/01/2050	475	444,325
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,941,225
Series 2022, RB	5.00%	09/01/2052	2,760	2,891,339
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2043	2,000	2,201,796
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,362,778
Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,265,355
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB(d)(e)	4.00%	08/15/2045	16,935	17,405,925
Sacramento (County of), CA;
Series 2018 C, Ref. RB(i)	5.00%	07/01/2038	2,200	2,370,174
Series 2018 C, Ref. RB(i)	5.00%	07/01/2039	9,495	10,215,851
Series 2021, RB	4.00%	09/01/2046	650	624,498
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(i)	5.25%	06/01/2027	710	710,109
San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	10	10,027
San Bernardino Community College District (Election of 2018); Series 2019 A, GO Bonds(b)(c)	4.00%	08/16/2027	17,735	19,356,470
San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	790	790,659
Series 2007 A, COP	5.00%	02/01/2037	3,235	3,236,775
San Diego (City of), CA Housing Authority; Series 2011 B, RB	5.00%	05/01/2029	3,000	3,005,293
San Diego (County of), CA Redevelopment Agency; Series 2005 A, Ref. RB(i)	5.75%	12/01/2032	4,445	4,453,264
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(i)	5.00%	07/01/2037	$ 1,000	$ 1,066,941
Series 2019 B, Ref. RB(i)	4.00%	07/01/2044	1,000	1,002,609
Series 2019 B, Ref. RB(i)	5.00%	07/01/2049	4,000	4,249,917
Series 2021 A, RB	5.00%	07/01/2056	8,880	9,729,643
Series 2021 B, RB(i)	4.00%	07/01/2046	15,040	15,014,754
Series 2021 B, RB(i)	5.00%	07/01/2046	5,150	5,608,000
Series 2021 B, RB(i)	4.00%	07/01/2051	2,000	1,974,910
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(b)(c)(e)	5.00%	04/01/2048	2,980	3,150,985
San Diego Unified School District (Election of 2012); Series 2017 I, GO Bonds	4.00%	07/01/2047	14,155	14,353,510
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(i)	5.00%	05/01/2048	8,250	8,812,134
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,225	10,531,565
Series 2017 A, RB(i)	5.00%	05/01/2042	1,930	2,053,454
Series 2017 A, RB(i)	5.00%	05/01/2047	5,275	5,519,010
Series 2018 D, RB(i)	5.00%	05/01/2043	12,020	12,908,183
Series 2019 E, RB(i)	5.00%	05/01/2050	31,575	33,995,416
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	529,360
Series 2020, RB	4.00%	09/01/2050	1,025	940,975
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(h)	4.00%	09/01/2052	2,000	1,813,414
San Francisco (City & County of), CA Public Utilities Commission; Series 2018 B, RB	5.00%	10/01/2043	7,250	8,060,622
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 B, RB	5.00%	08/01/2031	500	501,307
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,865	2,932,215
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,115,882
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	500	501,227
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, Ref. RB(b)(c)	5.00%	07/01/2022	730	732,293
San Francisco Bay Area Rapid Transit District; Series 2017 A-1, GO Bonds(d)(e)	5.00%	08/01/2047	3,425	3,759,892
San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	509,365
San Jacinto Unified School District; Series 2022, RB	4.00%	09/01/2052	760	709,780
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	263,610
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,079,321
Series 2021 A, Ref. RB	4.00%	01/15/2044	1,705	1,714,837
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(i)	6.20%	01/01/2041	3,150	3,149,719
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(i)	5.10%	12/01/2032	4,025	4,024,797
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	5,100	5,108,040
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(a)(f)	0.00%	09/01/2031	3,110	2,328,766
San Leandro Unified School District (Election of 2016); Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	08/01/2043	5,000	5,062,247
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,504,638
San Marcos Unified School District; Series 2019, RB	5.00%	09/01/2048	750	795,790
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(l)	6.63%	08/01/2042	1,010	1,022,359
San Mateo (County of), CA Joint Powers Financing Authority; Series 2018 A, RB(e)	5.00%	07/15/2043	18,075	20,080,636
San Mateo County Community College District (Election of 2014); Series 2018 B, GO Bonds	5.00%	09/01/2045	10,000	11,188,732
San Rafael City Elementary School District; Series 2019 C, GO Bonds	4.00%	08/01/2047	2,950	3,000,278
Santa Barbara (County of), CA;
Series 2018 B, COP(i)	5.00%	12/01/2037	12,695	14,051,183
Series 2018 B, COP(i)	5.00%	12/01/2038	5,000	5,520,227
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(i)	5.85%	08/01/2031	960	962,189
Series 2001 A, RB(i)	6.00%	08/01/2041	2,070	2,115,679
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,012,291
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,262,685
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	$ 960	$ 984,470
Series 2013, RB	5.63%	09/01/2043	960	981,896
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,756,615
Series 2011, RB	5.88%	07/01/2042	2,600	2,609,616
Saugus Union School District Financing Authority; Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2049	1,250	1,270,313
Sebastopol Union School District;
Series 2020 A, GO Bonds	4.00%	08/01/2041	500	511,749
Series 2020 A, GO Bonds	5.00%	08/01/2049	2,535	2,781,143
Signal Hill (City of), CA Redevelopment Agency Successor Agency; Series 2011, RB	7.00%	10/01/2026	1,720	1,725,752
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	22,420	10,317,023
Series 2007 A, RB(f)	0.00%	06/01/2041	10,000	3,451,808
Series 2007 B, RB(f)	0.00%	06/01/2047	12,650	2,993,778
Series 2007 C, RB(f)	0.00%	06/01/2056	64,800	7,605,686
Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	2,022,654
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2028	3,480	2,898,810
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2030	2,765	2,137,256
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,472,199
South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	919,881
South San Francisco (City of), CA; Series 2022, RB	5.00%	09/01/2052	2,500	2,687,262
Southern California Public Power Authority;
Series 2007 A, RB	5.25%	11/01/2022	470	476,166
Series 2007 A, RB	5.25%	11/01/2023	50	51,851
Series 2007 A, RB	5.25%	11/01/2026	250	271,962
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,478,436
Series 2007 A, RB	5.00%	11/01/2028	205	223,956
Series 2007 A, RB	5.00%	11/01/2029	165	181,247
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,338,810
Series 2014 A, RB	5.00%	07/01/2035	13,000	13,742,293
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2039	750	814,756
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,000	3,650,750
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,000	1,096,029
Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,145,892
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	3,325	3,385,017
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,278,806
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	1,034,254
Tejon Ranch Public Facilities Finance Authority; Series 2020, RB	4.00%	09/01/2050	4,750	4,479,919
Three Rivers Levee Improvement Authority;
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,076,328
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,764,941
Series 2021, Ref. RB	4.00%	09/01/2046	2,700	2,558,839
Tobacco Securitization Authority of Southern California; Series 2006, RB(f)	0.00%	06/01/2046	3,000	474,332
Torrance Unified School District (Election of 2008); Series 2009, GO Bonds(f)	0.00%	08/01/2034	3,600	2,096,117
Tracy (City of), CA Community Facilities District;
Series 2022, RB	5.00%	09/01/2042	1,905	2,021,182
Series 2022, RB	5.00%	09/01/2052	2,400	2,506,154
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2037	$ 600	$ 678,793
Series 2020 A, RB	5.00%	10/01/2040	1,000	1,114,924
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,101,572
Series 2020 A, RB	5.00%	10/01/2049	1,100	1,208,293
Series 2020 B, RB	5.00%	10/01/2035	250	278,975
Series 2020 B, RB	5.00%	10/01/2038	300	330,297
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,133,355
University of California;
Series 2016 AR, RB(e)	5.00%	05/15/2037	12,840	14,026,783
Series 2017 AV, RB	5.00%	05/15/2042	5,000	5,481,459
Series 2018 AZ, Ref. RB(d)(e)	5.00%	05/15/2043	16,000	17,786,773
Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	2,050,500
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,411,137
Series 2020 BE, Ref. RB(e)	4.00%	05/15/2050	12,000	12,353,237
Series 2021 BH, Ref. RB	4.00%	05/15/2046	2,320	2,411,948
Series 2021 Q, Ref. RB	4.00%	05/15/2051	0	0
University of California (Limited); Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,301,501
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,070,526
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,118,832
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	711,942
Upland Community Facilities District;
Series 2021 A, RB	4.00%	09/01/2040	260	255,339
Series 2021 A, RB	4.00%	09/01/2045	165	158,588
Series 2021 A, RB	4.00%	09/01/2051	260	244,441
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,326,098
Vernon (City of), CA;
Series 2012 A, RB(b)(c)	5.13%	08/01/2022	1,000	1,006,337
Series 2012 A, RB(b)(c)	5.50%	08/01/2022	4,000	4,027,792
Vernon (City of), CA Redevelopment Agency; Series 2005, RB (INS - NATL)(a)	5.00%	09/01/2035	65	66,302
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	486,903
Vista Unified School District; Series 2019 A, GO Bonds	4.00%	08/01/2044	1,000	1,029,678
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2025	2,500	2,298,768
Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	5,689,878
West Covina Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	491,877
West Patterson Financing Authority;
Series 2021, RB	4.00%	09/01/2043	600	577,408
Series 2021, RB	4.00%	09/01/2046	745	706,050
Series 2021, RB	4.00%	09/01/2049	1,775	1,665,983
West Patterson Financing Authority (Community Facilities Distrct No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	640,822
Series 2015, RB	5.25%	09/01/2045	1,550	1,616,282
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2037	860	928,163
West Sacramento (City of), CA (Community Facilities District No. 29); Series 2019, RB	5.00%	09/01/2044	1,065	1,140,245
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,543,420
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2044	2,150	2,286,649
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2024	4,685	4,454,366
Yuba Community College District; Series 2017, Ref. GO Bonds	4.00%	08/01/2047	4,285	4,345,923
				2,007,188,001
Guam–0.83%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,020,520
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,811,190
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(b)(c)(i)	6.00%	10/01/2023	$ 715	$ 753,334
Series 2013 C, RB(b)(c)(i)	6.13%	10/01/2023	2,055	2,168,533
Series 2013 C, RB(b)(c)(i)	6.25%	10/01/2023	395	417,468
Series 2013 C, RB (INS - AGM)(a)(i)	6.00%	10/01/2034	285	298,161
Series 2013 C, RB(i)	6.25%	10/01/2034	605	630,444
Series 2013 C, RB (INS - AGM)(a)(i)	6.13%	10/01/2043	445	466,256
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB(b)	5.00%	10/01/2023	250	252,898
Series 2012 A, Ref. RB(b)	5.00%	10/01/2024	320	323,709
Series 2012 A, Ref. RB(b)	5.00%	10/01/2030	570	576,607
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	765	795,571
Series 2020 A, RB	5.00%	01/01/2050	3,460	3,801,675
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,964,834
				16,281,200
Northern Mariana Islands–0.11%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(i)	6.25%	03/15/2028	785	769,401
Series 2005 A, RB(i)	5.50%	03/15/2031	1,550	1,469,144
				2,238,545
Puerto Rico–4.21%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	295	302,585
Series 2002, RB	5.50%	05/15/2039	8,655	8,792,865
Series 2002, RB	5.63%	05/15/2043	730	743,318
PRIFA Custodial Trust; Series 2005, RB(f)	0.00%	03/15/2049	100	95,824
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2024	427	392,962
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	1,069	634,529
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	928	940,284
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	925	974,365
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	1,001,370
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	998,074
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	992,568
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,697,305
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	722,322
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	619,928
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	827,765
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4
Subseries 2022, RN(f)	0.00%	11/01/2043	4,477	2,322,371
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	1,100	1,134,772
Series 2022 A, Ref. RB(h)	5.00%	07/01/2037	1,500	1,594,955
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB(j)	5.00%	07/01/2042	4,000	3,720,000
Series 2012 A, RB(j)	5.05%	07/01/2042	1,000	930,000
Series 2013 A, RB (Acquired 05/19/2014-06/05/2014; Cost $5,024,121)(j)(k)	6.75%	07/01/2036	7,350	7,111,123
Series 2016 E-4, RB(j)	10.00%	07/01/2022	151	151,710
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB(j)	5.50%	07/01/2030	2,500	2,881,249
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	325	325,040
Series 2000, RB(i)	6.63%	06/01/2026	6,055	6,275,489
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	$ 191	$ 178,006
Series 2018 A-1, RB(f)	0.00%	07/01/2027	1,524	1,270,545
Series 2018 A-1, RB(f)	0.00%	07/01/2031	1,616	1,111,105
Series 2018 A-1, RB(f)	0.00%	07/01/2033	11,974	7,327,890
Series 2018 A-1, RB	4.50%	07/01/2034	419	428,862
Series 2018 A-1, RB	4.55%	07/01/2040	342	346,430
Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,788	2,673,938
Series 2018 A-1, RB(f)	0.00%	07/01/2051	13,879	3,066,615
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,525,315
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,817,805
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,156,690
Series 2019 A-2, RB	4.54%	07/01/2053	65	63,965
Series 2019 A-2, RB	4.78%	07/01/2058	865	871,821
Series 2019 A-2B, RB	4.55%	07/01/2040	926	937,994
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,173,738
				83,133,496
Virgin Islands–0.21%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(i)	5.00%	09/01/2029	1,645	1,612,388
Series 2014 A, Ref. RB(i)	5.00%	09/01/2033	1,500	1,433,707
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030	1,000	1,067,026
				4,113,121
Total Municipal Obligations (Cost $2,138,588,461)					2,112,954,363
U.S. Dollar Denominated Bonds & Notes–0.05%
California–0.05%
CalPlant I LLC;
Series 21A(h)	9.50%	10/12/2022	160	160,237
Series 21B(h)	9.50%	10/12/2022	605	605,816
Series 22A(h)(m)	9.50%	10/12/2022	330	330,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,095,000)					1,096,053
TOTAL INVESTMENTS IN SECURITIES(n)–107.06% (Cost $2,139,683,461)					2,114,050,416
FLOATING RATE NOTE OBLIGATIONS–(8.00)%
Notes with interest and fee rates ranging from 1.34% to 1.35% at 05/31/2022 and contractual maturities of collateral ranging from 01/15/2027 to 04/01/2056(o)				(157,920,000)
BORROWINGS–(0.83)%					(16,300,000)
OTHER ASSETS LESS LIABILITIES–1.77%					34,754,526
NET ASSETS–100.00%					$1,974,584,942
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $53,190,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Zero coupon bond issued at a discount.
(g)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $112,117,318, which represented 5.68% of the Fund’s Net Assets.
(i)	Security subject to the alternative minimum tax.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $17,259,082, which represented less than 1% of the Fund’s Net Assets.
(k)	Restricted security. The aggregate value of these securities at May 31, 2022 was $7,818,123, which represented less than 1% of the Fund’s Net Assets.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Build America Mutual Assurance Co.	5.21%

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $242,480,108 are held by TOB Trusts and serve as collateral for the $157,920,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,112,954,363	$—	$2,112,954,363
U.S. Dollar Denominated Bonds & Notes	—	766,053	330,000	1,096,053
Total Investments in Securities	—	2,113,720,416	330,000	2,114,050,416
Other Investments - Assets
Investments Matured	—	1,995,423	—	1,995,423
Total Investments	$—	$2,115,715,839	$330,000	$2,116,045,839
Invesco California Municipal Fund